Annual Total Returns - Fidelity Managed Retirement Income Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds K Combo PRO-05 - Fidelity Managed Retirement Income Fund	Sep. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Class K
Bar Chart Table:
Annual Return 2020	8.67%